Fair Value Measurements (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2014	Sep. 30, 2013	Dec. 31, 2014
Ziggo Acquisition [Member] | Customer Relationships [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount rate			8.50%
Virgin Media Acquisition [Member] | Customer Relationships [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount rate		9.00%
ITV Collar [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount rate	0.00%
ITV Collar [Member] | Minimum [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated volatilities			23.80%
ITV Collar [Member] | Maximum [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated volatilities			27.30%
Ziggo Collar [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loss on derivative not included on consolidated balance sheet			$ 113.3